Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (5,370)	$ (15,303)	$ (7,709)
Change in intent write-downs		(654)	(80)
Net other-than-temporary impairment losses recognized in earnings	(5,370)	(15,957)	(7,789)
Sales and other	19,196	(6,185)	39,830
Valuation and settlements of derivative instruments	52,506	23,781	(4,923)
Realized capital gains and losses	$ 66,332	$ 1,639	$ 27,118